COST OF SALES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure Of Cost Of Sales [Abstract]
Write-downs and provisions in relation to excess and obsolete inventories and biological assets	$ 19,904	$ 35,584
Charges for unabsorbed fixed overhead	8,063	5,434
Charges related to reduced workforce due to COVID-19		6,095
Plant culling		$ 5,048
Lump sum payments paid to temporarily laid off workers	$ 1,047